Goodwill - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Goodwill [Line Items]
Goodwill impairment	$ 0	$ 0
New Date of Annual Goodwill Impairment Test		October 1st